SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULES OF CONCENTRATION RISKS

During the years ended March 31, 2025 and 2024, there were four and four customers generated income which accounted for over 10% of the total revenue generated for both years. The details are as follows:

	As of March 31,
	2024	2025

Customer A	34.44%	11.77%
Customer B	18.66%	39.78%
Customer C	25.37%	21.54%
Customer D	0%	11.48%
Customer E	10.41%	2.18%

As of March 31, 2025 and 2024, accounts receivable due from these customers as a percentage of consolidated accounts receivable are as follows:

	As of March 31,
	2024	2025

Customer A	55.47%	39.77%
Customer B	0%	0.03%
Customer C	21.52%	39.58%
Customer D	0%	8.45%
Customer E	2.32%	1.78%

During the years ended March 31, 2025 and 2024, there were four and three suppliers accounted for over 10% of the total subcontracting fees and cost of fuel oils for that year. The details are as follows:

	As of March 31,
	2024	2025

Supplier A	13.83%	6.15%
Supplier B	21.18%	16.42%
Supplier C	16.24%	7.71%
Supplier D	0%	17.68%
Supplier E	1.79%	10.93%
Customer B	0%	11.76%

As of March 31, 2025 and 2024, accounts payable due to these suppliers as a percentage of consolidated accounts payable are as follows:

	As of March 31,
	2024	2025

Supplier A	12.03%	0%
Supplier B	13.95%	0%
Supplier C	30.92%	55.90%
Supplier E	0%	0.23%

Note: The Supplier A mentioned in above is a related party of the Company.

SCHEDULE OF ESTIMATED USEFUL LIVES

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Machinery	5 years
Motor Vehicles	5 years
Office equipment	5 years
Leasehold improvement	2 years